Revenue - Disaggregation of Revenue from Contracts with Customers (Parenthetical) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) Customer	Dec. 31, 2019 CAD ($) Customer
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Number of major customers | Customer	4	4
Sales	$ 73,321	$ 66,927
Major Customer
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Sales	$ 43,900	$ 40,700